EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated February 6, 2015,  and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-007404) to the definitive versions of the Registrant’s prospectus and Statement of Additional Information regarding the Class A Shares of the Long Duration Corporate Bond Fund, dated September 30, 2014, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on September 26, 2014 (SEC Accession No. 0001104659-14-068611).